Document And Entity Information	Sep. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity Registrant Name	GREENBRIER COMPANIES INC
Entity Central Index Key	0000923120
Entity Emerging Growth Company	false
Entity File Number	001-13146
Entity Incorporation, State or Country Code	OR
Entity Tax Identification Number	93-0816972
Entity Address, Address Line One	One Centerpointe Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Lake Oswego
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97035
City Area Code	(503)
Local Phone Number	684-7000
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock without par value
Trading Symbol	GBX
Security Exchange Name	NYSE